DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Details Of Derivative Financial Instruments Explanatory
	Thousands of U.S. dollars
	2016		2017
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps	1,330	-	-	(1,212)
Cross-currency swaps - net investment hedges	76,144	(184)	7,429	(5,140)
Cross-currency swaps - that do not qualify for hedge accounting	-	-	748	-
Total	77,474	(184)	8,177	(6,352)
Non-current portion	77,474	(184)	8,177	(5,140)
Current portion	-	-	-	(1,212)

Disclosure of detailed information about hedges [text block]
2017

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value liability	Other comprehensive income, net of taxes	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itau	Dec-18	BRL	BRL CDI	135,000	(1,212)	-	(781)	954	-
					(1,212)	-	(781)	954	-

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Other comprehensive income	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Nov-17	USD	BRL	12,232	-	-	-	(1,863)	-

Goldman Sachs	Aug-22	BRL	USD	754,440	748	-	-	-	(748)
					748	-	-	(1,863)	(748)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Income statement - Finance Cost	Income statement - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	22-Aug	EUR	USD	34,109	(382)	382	(382)	-	-
Goldman Sachs	22-Aug	MXN	USD	1,065,060	7,256	(7,256)	7,256	-	-
Goldman Sachs	22-Aug	PEN	USD	194,460	(4,758)	4,758	(4,758)	-	-
Santander	20-Jan	USD	EUR	20,000	-	1,742	(2,522)	-	88
Santander	20-Jan	USD	MXN	11,111	-	(2,113)	(2,411)	-	21
Goldman Sachs	20-Jan	USD	EUR	48,000	-	3,587	(5,452)	-	217
Goldman Sachs	20-Jan	USD	MXN	40,000	-	(7,600)	(8,671)	-	(47)
Nomura International	20-Jan	USD	MXN	23,889	-	(4,357)	(5,358)	-	105
Nomura International	20-Jan	USD	EUR	22,000	-	1,620	(2,476)	-	99
Goldman Sachs	18-Jan	USD	PEN	13,800	84	19	(59)	-	6
BBVA	18-Jan	USD	PEN	55,200	-	71	(229)	-	23
Goldman Sachs	18-Jan	USD	COP	7,200	89	(88)	(19)	-	(1)
BBVA	18-Jan	USD	COP	28,800	-	(359)	(65)	-	7
					2,289	(9,594)	(25,146)	-	518
Total					1,825	(9,594)	(25,927)	(909)	(230)

Derivative financial instrument-asset					8,177
Derivative financial instrument-liability					(6,352)

2016

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value assets	Other comprehensive income, net of taxes	Change inOCI	Income statements
					D/(C)	D/(C)	D/(C)	D/(C)
Itau	18-Dez	BRL	BRL CDI	245,000	1,330	(780)	8,591	(96)
					1,330	(780)	8,591	(96)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Other comprehensive income	Change inOCI	Income statement
					D/(C)	D/(C)	D/(C)	D/(C)
Santander	20-Jan	USD	EUR	20,000	4,786	(780)	(865)	(25)
Santander	20-Jan	USD	MXN	11,111	7,609	(4,524)	(2,889)	48
Goldman Sachs	20-Jan	USD	EUR	48,000	11,483	(1,864)	(2,071)	(52)
Goldman Sachs	20-Jan	USD	MXN	40,000	27,430	(16,272)	(10,392)	175
Nomura International	20-Jan	USD	MXN	23,889	16,388	(9,715)	(6,205)	105
Nomura International	20-Jan	USD	EUR	22,000	5,223	(856)	(951)	(21)
Goldman Sachs	18-Jan	USD	PEN	13,800	324	(40)	103	(78)
BBVA	18-Jan	USD	PEN	55,200	1,301	(159)	413	(312)
Goldman Sachs	18-Jan	USD	COP	7,200	283	(106)	59	(69)
BBVA	18-Jan	USD	COP	28,800	1,133	(425)	236	(275)
					75,960	(34,741)	(22,562)	(504)
Total					77,290	(35,521)	(13,971)	(600)

Derivative financial instrument-asset					77,474
Derivative financial instrument-liability					(184)

Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Disclosure of detailed information about hedges [text block]
2017

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value liability	Other comprehensive income, net of taxes	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itau	Dec-18	BRL	BRL CDI	135,000	(1,212)	-	(781)	954	-
					(1,212)	-	(781)	954	-

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Other comprehensive income	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Nov-17	USD	BRL	12,232	-	-	-	(1,863)	-

Goldman Sachs	Aug-22	BRL	USD	754,440	748	-	-	-	(748)
					748	-	-	(1,863)	(748)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Income statement - Finance Cost	Income statement - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	22-Aug	EUR	USD	34,109	(382)	382	(382)	-	-
Goldman Sachs	22-Aug	MXN	USD	1,065,060	7,256	(7,256)	7,256	-	-
Goldman Sachs	22-Aug	PEN	USD	194,460	(4,758)	4,758	(4,758)	-	-
Santander	20-Jan	USD	EUR	20,000	-	1,742	(2,522)	-	88
Santander	20-Jan	USD	MXN	11,111	-	(2,113)	(2,411)	-	21
Goldman Sachs	20-Jan	USD	EUR	48,000	-	3,587	(5,452)	-	217
Goldman Sachs	20-Jan	USD	MXN	40,000	-	(7,600)	(8,671)	-	(47)
Nomura International	20-Jan	USD	MXN	23,889	-	(4,357)	(5,358)	-	105
Nomura International	20-Jan	USD	EUR	22,000	-	1,620	(2,476)	-	99
Goldman Sachs	18-Jan	USD	PEN	13,800	84	19	(59)	-	6
BBVA	18-Jan	USD	PEN	55,200	-	71	(229)	-	23
Goldman Sachs	18-Jan	USD	COP	7,200	89	(88)	(19)	-	(1)
BBVA	18-Jan	USD	COP	28,800	-	(359)	(65)	-	7
					2,289	(9,594)	(25,146)	-	518
Total					1,825	(9,594)	(25,927)	(909)	(230)

Derivative financial instrument-asset					8,177
Derivative financial instrument-liability					(6,352)

Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Disclosure of detailed information about hedges [text block]
2016

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value assets	Other comprehensive income, net of taxes	Change inOCI	Income statements
					D/(C)	D/(C)	D/(C)	D/(C)
Itau	18-Dez	BRL	BRL CDI	245,000	1,330	(780)	8,591	(96)
					1,330	(780)	8,591	(96)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Other comprehensive income	Change inOCI	Income statement
					D/(C)	D/(C)	D/(C)	D/(C)
Santander	20-Jan	USD	EUR	20,000	4,786	(780)	(865)	(25)
Santander	20-Jan	USD	MXN	11,111	7,609	(4,524)	(2,889)	48
Goldman Sachs	20-Jan	USD	EUR	48,000	11,483	(1,864)	(2,071)	(52)
Goldman Sachs	20-Jan	USD	MXN	40,000	27,430	(16,272)	(10,392)	175
Nomura International	20-Jan	USD	MXN	23,889	16,388	(9,715)	(6,205)	105
Nomura International	20-Jan	USD	EUR	22,000	5,223	(856)	(951)	(21)
Goldman Sachs	18-Jan	USD	PEN	13,800	324	(40)	103	(78)
BBVA	18-Jan	USD	PEN	55,200	1,301	(159)	413	(312)
Goldman Sachs	18-Jan	USD	COP	7,200	283	(106)	59	(69)
BBVA	18-Jan	USD	COP	28,800	1,133	(425)	236	(275)
					75,960	(34,741)	(22,562)	(504)
Total					77,290	(35,521)	(13,971)	(600)

Derivative financial instrument-asset					77,474
Derivative financial instrument-liability					(184)